BALANCE SHEETS - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Liabilities
Subordinated liabilities			£ 9,242
Equity
Share capital		£ 1,574	1,574
Share premium account		600	600
Other equity instruments		4,268	5,935
The Group
Assets
Cash and balances at central banks		54,279	49,888
Items in the course of collection from banks		147	300
Financial assets at fair value through profit or loss		1,798	1,674
Derivative financial instruments		5,511	8,341
Loans and advances to banks	[1]	4,478	4,324
Loans and advances to customers	[1]	430,829	425,694
Due from fellow Lloyds Banking Group undertakings	[1]	49,708	56,073
Debt securities		4,562	5,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		739	738
Financial assets at amortised cost		490,316	491,966
Financial assets at fair value through other comprehensive income		27,786	27,260
Goodwill		470	470
Other intangible assets		4,144	4,112
Current tax recoverable		220	537
Deferred tax assets		4,048	3,468
Investment in subsidiary undertakings		0	0
Retirement benefit assets		4,531	1,714
Other assets		9,599	10,209
Total assets		602,849	599,939
Liabilities
Deposits from banks	[1]	3,363	6,230
Customer deposits	[1]	449,373	425,152
Due to fellow Lloyds Banking Group undertakings	[1]	30,106	28,184
Due to fellow Lloyds Banking Group undertakings		1,490	6,875
Items in course of transmission to banks		308	302
Financial liabilities at fair value through profit or loss		6,537	6,831
Derivative financial instruments		4,643	8,228
Notes in circulation		1,321	1,305
Debt securities in issue		48,724	59,293
Other liabilities		5,391	5,181
Retirement benefit obligations		230	245
Current tax liabilities		0	31
Other provisions		1,933	1,722
Subordinated liabilities		8,658	9,242
Total liabilities		562,077	558,821
Equity
Share capital		1,574	1,574
Share premium account		600	600
Other reserves		5,400	7,181
Retained profits		28,836	25,750
Ordinary shareholders’ equity		36,410	35,105
Other equity instruments		4,268	5,935
Total equity excluding non-controlling interests		40,678	41,040
Non-controlling interests		94	78
Total equity		40,772	41,118
Total equity and liabilities		602,849	599,939
The Bank
Assets
Cash and balances at central banks		49,618	45,753
Items in the course of collection from banks		99	257
Financial assets at fair value through profit or loss		4,529	1,724
Derivative financial instruments		6,898	12,595
Loans and advances to banks	[1]	4,291	4,030
Loans and advances to customers	[1]	116,716	123,822
Due from fellow Lloyds Banking Group undertakings	[1]	49,708	56,073
Debt securities		3,756	4,315
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		108,424	128,771
Financial assets at amortised cost		282,895	317,011
Financial assets at fair value through other comprehensive income		25,529	24,647
Goodwill		0	0
Other intangible assets		3,096	2,960
Current tax recoverable		245	440
Deferred tax assets		2,434	2,109
Investment in subsidiary undertakings		30,588	33,353
Retirement benefit assets		2,420	765
Other assets		3,473	3,852
Total assets		411,824	445,466
Liabilities
Deposits from banks	[1]	2,768	5,217
Customer deposits	[1]	268,683	255,056
Due to fellow Lloyds Banking Group undertakings	[1]	78	14,504
Due to fellow Lloyds Banking Group undertakings		22,872	39,836
Items in course of transmission to banks		207	199
Financial liabilities at fair value through profit or loss		9,821	7,907
Derivative financial instruments		6,102	11,072
Notes in circulation		0	0
Debt securities in issue		38,439	48,109
Other liabilities		3,128	2,573
Retirement benefit obligations		101	106
Current tax liabilities		0	0
Other provisions		771	968
Subordinated liabilities		7,907	7,751
Total liabilities		360,877	393,298
Equity
Share capital		1,574	1,574
Share premium account		600	600
Other reserves		824	1,382
Retained profits		43,681	42,677
Ordinary shareholders’ equity		46,679	46,233
Other equity instruments		4,268	5,935
Total equity excluding non-controlling interests		50,947	52,168
Non-controlling interests		0	0
Total equity		50,947	52,168
Total equity and liabilities		£ 411,824	£ 445,466

[1]	ee note 1 regarding change to presentation.